Equity Transactions - Offerings (Details) $ / shares in Units, $ in Thousands												12 Months Ended
	Jul. 01, 2022 shares	Jun. 30, 2022 EquityInstruments shares	Apr. 01, 2022 EquityInstruments shares	Jul. 01, 2021 shares	Apr. 06, 2021 EquityInstruments shares	Sep. 25, 2020 EquityInstruments shares	Jul. 01, 2020 shares	Jun. 30, 2020 EquityInstruments shares	Jun. 29, 2020 USD ($)	Apr. 03, 2020 EquityInstruments shares	Feb. 05, 2020 USD ($)	Dec. 31, 2022 USD ($) EquityInstruments shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Equity transactions
Repurchases of units | $												$ 49,244	$ 18,388	$ 2,996
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $														36,000
Dividend declared | $												95,738	98,522	92,557
Non-controlling interests
Equity transactions
Dividend declared | $												$ 28,442	$ 31,236	$ 56,859
GasLog Partners LP | RCUs
Equity transactions
Number of units vested during the period | EquityInstruments		50,982	19,638		5,984	182,850		11,776		25,551		70,620	5,984
GasLog Partners LP | PCUs
Equity transactions
Number of units vested during the period | EquityInstruments		50,982	14,062		2,992	182,850		9,813		21,292		65,044	2,992
ATM Programme | GasLog Partners LP
Equity transactions
Remaining authorized amount | $												$ 116,351
Common shares
Equity transactions
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $									$ 36,000
Common shares | GasLog Partners LP
Equity transactions
Marginal percentage interest in distributions												98.00%
Common shares | GasLog Partners LP | Non-controlling interests
Equity transactions
Dividend declared | $												$ 1,441
Common shares | GasLog Partners LP | GasLog Partners' Plan
Equity transactions
Number of units issued | shares		101,964	33,700		8,976	365,700		21,589		46,843
Common shares | ATM Programme | GasLog Partners LP
Equity transactions
Number of units issued | shares													3,195,401
Price per unit/share (in dollars per unit/share) | $ / shares													$ 3.19
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $													$ 9,633
Common shares | Unit repurchase programme | GasLog Partners LP
Equity transactions
Unit repurchase programme limit | $											$ 25,000
Number of units repurchased | shares														191,490
Number of units cancelled | shares														191,490
Share repurchase programme, weighted average price | $ / shares														$ 5.18
Repurchases of units | $														$ 996
Common shares | Conversion Of B Units | GasLog Partners LP
Equity transactions
Number of units issued | shares	415,000			415,000			415,000
Preference shares | GasLog Partners LP | Non-controlling interests
Equity transactions
Dividend declared | $												$ 27,001
Preference shares | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased | shares												1,973,611	733,978
Number of units cancelled | shares												1,973,611	733,978
Repurchases of units | $												$ 49,244	$ 18,388
Partnership's Series A Preference Units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased | shares												665,016
Number of units cancelled | shares												665,016
Repurchases of units | $												$ 16,420
Distribution rate												8.625%
Partnership's Series B Preference Units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased | shares												639,189	464,429
Number of units cancelled | shares												639,189	464,429
Repurchases of units | $												$ 16,080	$ 11,580
Distribution rate												8.20%
Partnership's Series C Preference Units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased | shares												669,406	269,549
Number of units cancelled | shares												669,406	269,549
Repurchases of units | $												$ 16,744	$ 6,808
Distribution rate												8.50%
General partner units | GasLog Partners LP
Equity transactions
Marginal percentage interest in distributions												2.00%
Class B Units | GasLog Partners LP
Equity transactions
Conversion ratio of class B units into common units	1
Class B Units | GasLog Partners LP | GasLog Ltd.
Equity transactions
Number of units converted | shares	415,000			415,000			415,000
Number of shares outstanding | shares	1,245,000